Segment Information and Concentrations - Revenue from External Customers by Products and Services (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue from External Customer [Line Items]
Product revenue									$ 2,592	$ 2,301	$ 2,208
Professional and installation services revenue									764	581	572
Total solution revenue									3,356	2,882	2,780
Support services revenue									1,935	1,829	1,799
Total revenue	$ 1,601	$ 1,360	$ 1,272	$ 1,058	$ 1,372	$ 1,177	$ 1,153	$ 1,009	$ 5,291	$ 4,711	$ 4,579